UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05506

College and University Facility Loan Trust Two
(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

James Byrnes US Bank Corporate Trust Services One Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:		617-603-6442

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2008

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

August 31, 2008

(Dollar Amounts in Thousands)

(continued)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	COLLEGE AND UNIVERSITY LOANS (93.4%)
	ALABAMA
$1,095	Alabama Agricultural and Mechanical University	3.000	05/01/2018	10.27	$793
1,350	Auburn University	3.000	12/01/2018	9.16	980
30	Huntingdon College	3.000	10/01/2008	10.60	29
220	University of Alabama in Birmingham	3.000	11/01/2008	7.97	217
	CALIFORNIA
108	Azusa Pacific University	3.750	04/01/2015	10.88	85
575	California State University	3.000	11/01/2013	8.93	493
1,723	California State University	3.000	11/01/2019	8.99	1,275
299	Lassen Junior College District	3.000	04/01/2020	10.27	205
184	Occidental College	3.000	10/01/2019	10.41	127
975	University Student Co-Operative Association	3.000	04/01/2019	10.70	666
50	West Valley College	3.000	04/01/2009	10.50	47
	COLORADO
220	Regis College (Denver)	3.000	11/01/2012	10.47	187
	DELAWARE
81	Wesley College	3.375	05/01/2013	10.88	69
414	University of Delaware	3.000	12/01/2018	8.81	305
	FLORIDA
41	Florida Institute of Technology	3.000	11/01/2009	10.53	39
1,005	University of Florida	3.000	07/01/2014	10.15	776
	GEORGIA
79	Emmanuel College	3.000	11/01/2013	10.45	65
35	LaGrange College	3.000	03/01/2009	11.06	33
221	Mercer University	3.000	05/01/2014	10.58	180
220	Morehouse College	3.000	07/01/2010	10.50	190
544	Paine College	3.000	10/01/2016	10.45	410

The accompanying notes are an integral part of this schedule.

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	ILLINOIS
455	Concordia College	3.000	05/01/2019	10.65	312
720	Sangamon State University	3.000	11/01/2018	10.12	529
	INDIANA
116	Taylor University	3.000	10/01/2012	10.50	99
386	Taylor University	3.000	10/01/2013	10.49	320
2,660	Vincennes University	3.000	06/01/2023	9.02	1,741
	IOWA
168	Simpson College	3.000	07/01/2016	10.58	120
	KENTUCKY
56	Georgetown College	3.000	12/01/2008	10.04	52
180	Georgetown College	3.000	12/01/2009	10.05	163
137	Transylvania University	3.000	11/01/2010	10.51	125
	MARYLAND
147	Hood College	3.625	11/01/2014	10.54	121
1,088	Morgan State University	3.000	11/01/2014	10.56	869

The accompanying notes are an integral part of this schedule.

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	MASSACHUSETTS
156	Hampshire College	3.000	07/01/2013	10.75	124
595	Hampshire College	3.000	02/01/2014	10.70	468
93	Brandeis University	3.000	11/01/2011	10.64	82
460	College of the Holy Cross	3.625	10/01/2013	10.60	391
1,840	Northeastern University	3.000	05/01/2018	10.53	1,324
173	Springfield College	3.500	05/01/2013	10.67	148
1,630	Tufts University	3.000	10/01/2021	10.39	1,071
345	Wheaton College	3.500	04/01/2013	10.70	286
	MICHIGAN
17	Albion College	3.000	10/01/2009	10.56	17
	MINNESOTA
114	College of Saint Thomas	3.000	11/01/2009	10.53	108
375	College of Santa Fe	3.000	10/01/2018	10.43	271
290	MacAlester College	3.000	05/01/2020	10.46	199
	MISSISSIPPI
709	Hinds Junior College	3.000	04/01/2013	10.42	600
408	Millsaps College	3.000	11/01/2021	10.34	270
1,035	Mississippi State University	3.000	12/01/2020	9.64	699
	MISSOURI
138	Drury College	3.000	04/01/2015	10.63	109
122	Drury College	3.000	10/01/2010	10.75	111
	MONTANA
162	Carroll College	3.750	06/01/2014	10.46	127
99	Carroll College	3.000	06/01/2018	10.15	69
	NEW HAMPSHIRE
84	New England College	3.000	04/01/2016	10.77	62

The accompanying notes are an integral part of this schedule.

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	NEW JERSEY
1,020	Fairleigh Dickinson University	3.000	11/01/2017	10.39	748
305	Newark Beth Israel Hospital	3.625	01/01/2014	11.06	242
860	Rider College	3.625	11/01/2013	10.42	723
247	Rider College	3.000	05/01/2017	10.70	179
370	Rutgers, The State University	3.750	05/01/2016	9.19	300
	NEW YORK
330	Daemen College	3.000	04/01/2016	10.77	245
641	D’Youville College	3.000	04/01/2018	10.90	448
776	Hofstra University	3.000	11/01/2012	10.61	661
124	Long Island University	3.000	11/01/2009	10.69	117
255	Long Island University	3.625	06/01/2014	10.49	199
334	Memorial Hospital for Cancer and Allied Diseases	3.375	04/01/2012	10.68	288
109	Utica College	3.000	11/01/2009	10.53	103
	NORTH CAROLINA
36	Catawba College	3.000	12/01/2009	10.27	33
230	Elizabeth City State University	3.000	10/01/2017	10.02	171
268	Saint Mary’s College	3.000	06/01/2020	10.14	180
	OHIO
10	Rio Grande College	3.000	03/30/2009	10.93	10
69	University of Steubenville	3.125	04/01/2010	10.98	63
385	Wittenberg University	3.000	05/01/2015	10.76	296
146	Wittenberg University	3.000	11/01/2017	10.39	107
5	Wooster Business College	3.000	03/30/2009	10.88	5
	OREGON
469	George Fox College	3.000	07/01/2018	10.64	335
51	Linfield College	3.000	10/01/2017	10.44	37

The accompanying notes are an integral part of this schedule.

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	PENNSYLVANIA
278	Albright College	3.000	11/01/2015	10.23	222
30	Carnegie-Mellon University	3.000	05/01/2009	10.73	28
587	Carnegie-Mellon University	3.000	11/01/2017	10.51	429
550	Drexel University	3.500	05/01/2014	10.53	450
260	Gannon University	3.000	11/01/2011	10.49	229
143	Gannon University	3.000	12/01/2022	10.13	92
112	Lycoming College	3.625	05/01/2014	10.64	91
165	Lycoming College	3.750	05/01/2015	10.62	131
96	Moravian College	3.375	11/01/2012	10.52	83
1,631	Philadelphia College of Art	3.000	01/01/2022	10.62	1,022
265	Saint Vincent College	3.500	05/01/2013	10.86	220
175	Seton Hill College	3.625	11/01/2014	10.53	142
725	Villanova University	3.000	04/01/2019	10.70	494
230	York Hospital	3.000	05/01/2020	10.64	155
	SOUTH CAROLINA
1,237	Benedict College	3.000	11/01/2020	10.36	839
130	Morris College	3.000	11/01/2009	10.53	122
	TENNESSEE
183	Cumberland University	3.000	08/01/2017	10.52	128
124	Hiwassee College	3.000	09/15/2018	10.58	87
	TEXAS
180	Houston Tillotson College	3.500	04/01/2014	10.90	145
1,295	Southwest Texas State University	3.000	10/01/2015	9.51	1,035
817	Stephen F. Austin State University	3.375-3.500	10/01/2012	9.57	713
71	Texas A & I University	3.000	07/01/2009	9.57	63
210	Texas Southern University	3.500	04/01/2013	10.45	175
433	University of Saint Thomas	3.000	10/01/2019	10.41	300
	VERMONT
68	Champlain College	3.000	12/01/2013	10.19	55
801	Saint Michael’s College	3.000	05/01/2013	10.60	671
115	Vermont State College	3.000	07/01/2014	9.30	91
	VIRGINIA
185	James Madison University	3.000	06/01/2009	10.49	162
243	Lynchburg College	3.750	05/01/2015	10.64	196

The accompanying notes are an integral part of this schedule.

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
380	Lynchburg College	3.000	05/01/2018	10.68	270
138	Mary Baldwin College	3.375	05/01/2012	10.68	119
335	Marymount University	3.000	05/01/2016	10.52	252
1,924	Norfolk State University	3.000	12/01/2021	9.77	1,260
60	Randolph-Macon College	3.000	05/01/2010	10.72	56
238	Saint Paul’s College	3.000	11/01/2014	10.56	190
717	Virginia Commonwealth University	3.000	06/01/2011	10.01	604
53	Virginia Wesleyan College	3.000	11/01/2009	10.54	51
58	Virginia Wesleyan College	3.000	11/01/2010	10.51	53
	WASHINGTON
60	Seattle University	3.000	11/01/2008	10.55	59
	WEST VIRGINIA
116	Bethany College	3.375	11/01/2012	10.54	101
170	Bethany College	3.000	11/01/2017	10.40	124
205	Bethany College	3.000	11/01/2012	10.40	175
	WISCONSIN
220	Carroll College	3.750	03/01/2015	10.93	172
315	Marian College	3.000	10/01/2016	10.45	237
	DISTRICT OF COLUMBIA
1,937	Georgetown University	3.000	11/01/2020	10.36	1,313
5,080	Georgetown University	4.000	11/01/2020	10.52	3,619
	PUERTO RICO
1,313	Inter American University of Puerto Rico	3.000	01/01/2017	10.94	945
489	University of Puerto Rico, Rio Piedras Campus	3.000	06/01/2011	9.39	418
56,614	Total College and University Loans				42,236

	Allowance for Loan Losses				832

	Net Loans of the Trust				41,404

	INVESTMENT AGREEMENTS (6.6%)
1,212	JPMorgan Chase Bank - Liquidity Fund	7.750	06/01/2018	7.750	1,212
1,727	JPMorgan Chase Bank - Revenue Fund	7.050	06/01/2018	7.050	1,727
2,939	Total Investment Agreements				2,939
$59,553	Total Investments (100.0%)				$44,343

(A) Represents the rate of return based on the contributed cost and the amortization to maturity.

The accompanying notes are an integral part of this schedule.

Item 2. Controls and Procedures

(a)          Not applicable to the registrant.

(b)         Not applicable to the registrant.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

1)              Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)              Annual Compliance Statement of the Servicer, Capmark Finance, Inc. is attached.

3)              Capmark reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust Two

By (Signature and Title)*	/s/ James Byrnes Vice President

Date	October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James Byrnes Vice President

Date	October 29, 2008

* Print the name and title of each signing officer under his or her signature.